Note 8 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 8 – LEASES

The Company’s corporate offices and other offices are located in Pittsburgh, Pennsylvania. The leases are effective through February 29, 2028.

Lease expense under operating lease arrangements, recorded within general and administrative expenses of continuing operations, was $784,873 and $783,090 for the years ended December 31, 2024, and 2023, respectively.

The following table summarizes other information related to the Company’s operating leases used in continuing operations:

	December 31, 2024	December 31, 2023
Weighted average remaining lease term – operating leases in years	3.16	4.17
Weighted average discount rate – operating leases	13%	13%

The Company’s operating lease obligations as of December 31, 2024, which include expected lease extensions that are reasonably certain of renewal, were as follows:

2025	780,305
2026	803,724
2027	827,909
2028	139,022
Total lease payments	2,550,960
Less: interest	(437,552)
Present value of lease liabilities	$2,113,408